Cover	Oct. 18, 2022
Cover [Abstract]
Written Communications	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 18, 2022
Document Type	8-K
Entity Incorporation, State or Country Code	PA
Entity File Number	001-39472
Entity Tax Identification Number	25-1450605
Entity Address, Postal Zip Code	16830
Entity Registrant Name	CNB FINANCIAL CORP/PA
City Area Code	814
Local Phone Number	765-9621
Amendment Flag	false
Entity Central Index Key	0000736772
Soliciting Material	false
Entity Address, Address Line One	1 South Second Street
Entity Address, Address Line Two	PO Box 42
Entity Address, City or Town	Clearfield
Entity Address, State or Province	PA
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CCNE
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CCNE
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 7.125% Series A Non-Cumulative, perpetual preferred stock)
Trading Symbol	CCNEP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 7.125% Series A Non-Cumulative, perpetual preferred stock)
Trading Symbol	CCNEP
Security Exchange Name	NASDAQ